Trade Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade Receivables [Abstract]
Schedule of Trade Receivables
	June 30, 2025		December 31, 2024
	USD	AED	AED
Trade receivables	19,617	72,033	88,463
Less: expected credit losses allowance	(11,224)	(41,213)	(41,213)
	8,393	30,820	47,250

Schedule of Ageing Analysis of Trade Receivables	As at June 30, 2025 and December 31 2024, the ageing analysis of trade receivables was as follows:
		Not past due		Past due
	Total	0 – 90 days	91 – 360 days	Over 360 days
June 30, 2025 (AED)	72,033	30,820	—	41,213
June 30, 2025 (USD)	19,617	8,393	—	11,224
December 31, 2024 (AED)	88,463	47,250	—	41,213

Schedule of Expected Credit Loss for Trade Receivables

On the above basis, the expected credit loss for trade receivables as at June 30, 2025 and December 31 2024 was determined using the provision matrix as follows:

Ageing analysis of trade receivables	Default rate %	Trade receivables AED	Provision as per IFRS 9 AED
As at June 30, 2025
0-90 days	0%	30,820	-
Over 360 days	100%	41,213	41,213
Amount in AED		72,033	41,213

Amount in USD		19,617	11,224

As at December 31, 2024
Over 360 days	100%	41,213	41,213

Schedule of Allowance Against Trade Receivables	The movement in allowance against trade receivables was as follows:
	June 30, 2025		December 31, 2024
	USD	AED	AED
Balance at the beginning of the year	11,224	41,213	41,213

Provision during the period	-	-	-
Balance at the end of the period	11,224	41,213	41,213